Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details) (Marketing Analysts, LLC and Affiliate) (10-K)	Dec. 31, 2017 USD ($)
2018	$ 434,445
2019	434,445
Marketing Analysts, LLC and Affiliate [Member]
2018	44,915
2019	45,749
2020	$ 34,355